Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	05/25/2017
Collection Period	02/01/2017 - 04/30/2017

I. Deal Parameters

A	Student Loan Portfolio Characteristics			01/31/2017	04/30/2017
	Principal Balance			$404,008,878.64	$392,850,569.70
	Interest to be Capitalized Balance			2,696,141.23	2,624,546.26

	Pool Balance			$406,705,019.87	$395,475,115.96
	Capitalized Interest Account Balance			$-	$-
	Specified Reserve Account Balance			1,200,450.00	1,200,450.00

	Adjusted Pool (1)			$407,905,469.87	$396,675,565.96
	Weighted Average Coupon (WAC)			5.68%	5.68%
	Weighted Average Remaining Term			171.31	170.43
	Number of Loans			40,539	39,190
	Number of Borrowers			18,547	17,938
	Aggregate Outstanding Principal Balance - Tbill			$15,028,968.35	$14,628,145.44
	Aggregate Outstanding Principal Balance - LIBOR			$391,676,051.52	$380,846,970.52
	Pool Factor			0.507988550	0.493962014
	Since Issued Constant Prepayment Rate			3.21%	3.09%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.
B	Debt Securities	Cusip/Isin	02/27/2017		05/25/2017
	A	78444WAA7	$309,651,535.69		$296,428,006.56

C	Account Balances		02/27/2017		05/25/2017
	Reserve Account Balance		$1,200,450.00		$1,200,450.00
	Capitalized Interest Account Balance		$-		$-

D	Asset / Liability		02/27/2017		05/25/2017
	Adjusted Pool Balance		$407,905,469.87		$396,675,565.96
	Total Notes		$309,651,535.69		$296,428,006.56
	Difference		$98,253,934.18		$100,247,559.40
	Parity Ratio		1.31730		1.33819

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2017 - 04/30/2017, Distribution Date 05/25/2017

II. Trust Activity 02/01/2017 through		04/30/2017

A	Student Loan Principal Receipts
	Borrower Principal	4,384,101.08
	Guarantor Principal	3,796,210.41
	Consolidation Activity Principal	5,742,947.03
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(165.04)
	Rejected Claim Repurchased Principal	2,805.18
	Other Principal Deposits	2,520.95

	Total Principal Receipts	$13,928,419.61

B	Student Loan Interest Receipts
	Borrower Interest	1,841,369.53
	Guarantor Interest	172,806.71
	Consolidation Activity Interest	98,106.33
	Special Allowance Payments	86,121.05
	Interest Subsidy Payments	474,283.70
	Seller Interest Reimbursement	1,603.13
	Servicer Interest Reimbursement	11,735.73
	Rejected Claim Repurchased Interest	111.48
	Other Interest Deposits	62,503.02

	Total Interest Receipts	$2,748,640.68

C	Reserves in Excess of Requirement	$-

D	Investment Income	$15,548.68

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	0.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(119,866.50)
	Consolidation Loan Rebate Fees to Dept. of Education	$(754,400.23)
	Floor Income Rebate Fees to Dept. of Education	$(1,068,586.52)

M	AVAILABLE FUNDS	$14,749,755.72

N	Non-Cash Principal Activity During Collection Period	$(2,770,110.67)

O	Non-Reimbursable Losses During Collection Period	$60,431.13

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$5,479.17

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2017 - 04/30/2017, Distribution Date 05/25/2017

III. 2010-01	Portfolio Characteristics

	04/30/2017				01/31/2017
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	4.14%	174	$881,471.80	0.224%	4.07%	172	$943,114.07	0.233%
GRACE	3.90%	34	$230,884.15	0.059%	3.98%	66	$361,532.86	0.089%
DEFERMENT	5.65%	3,869	$33,900,161.47	8.629%	5.63%	3,932	$34,659,751.12	8.579%

REPAYMENT: CURRENT	5.58%	26,982	$269,512,328.46	68.604%	5.56%	27,611	$271,151,708.50	67.115%
31-60 DAYS DELINQUENT	6.02%	1,161	$10,815,929.93	2.753%	5.90%	1,401	$13,676,910.42	3.385%
61-90 DAYS DELINQUENT	5.91%	549	$5,276,076.25	1.343%	5.85%	631	$6,714,039.96	1.662%
91-120 DAYS DELINQUENT	5.77%	338	$3,249,737.35	0.827%	6.16%	377	$3,299,147.72	0.817%
> 120 DAYS DELINQUENT	5.97%	1,266	$11,683,243.32	2.974%	6.19%	1,174	$10,553,989.69	2.612%

FORBEARANCE	6.09%	4,527	$55,210,321.36	14.054%	6.11%	4,865	$59,690,788.86	14.775%
CLAIMS IN PROCESS	6.00%	288	$2,081,306.24	0.530%	6.27%	309	$2,955,061.92	0.731%
AGED CLAIMS REJECTED	6.30%	2	$9,109.37	0.002%	2.65%	1	$2,833.52	0.001%
TOTAL		39,190	$392,850,569.70	100.00%		40,539	$404,008,878.64	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2017 - 04/30/2017, Distribution Date 05/25/2017

IV. 2010-01 Portfolio Characteristics (cont’d)

	04/30/2017	01/31/2017
Pool Balance	$395,475,115.96	$406,705,019.87
Outstanding Borrower Accrued Interest	$8,369,416.56	$8,400,560.67
Borrower Accrued Interest to be Capitalized	$2,624,546.26	$2,696,141.23
Total # Loans	39,190	40,539
Total # Borrowers	17,938	18,547
Weighted Average Coupon	5.68%	5.68%
Weighted Average Remaining Term	170.43	171.31
Non-Reimbursable Losses	$60,431.13	$59,504.41
Cumulative Non-Reimbursable Losses	$4,515,837.35	$4,455,406.22
Since Issued Constant Prepayment Rate (CPR)	3.09%	3.21%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$2,916.66	$8,701.08
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$2,829,890.45	$3,110,844.32
Borrower Interest Accrued	$4,932,486.21	$5,247,377.10
Interest Subsidy Payments Accrued	$450,404.10	$473,058.37
Special Allowance Payments Accrued	$155,440.28	$105,276.16

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2017 - 04/30/2017, Distribution Date 05/25/2017

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.92%	14,125	$46,184,543.87	11.756%
- GSL - Unsubsidized	5.40%	10,511	58,040,653.34	14.774%
- PLUS (2) Loans	8.26%	468	6,489,018.22	1.652%
- SLS (3) Loans	3.84%	343	3,116,910.59	0.793%
- Consolidation Loans	5.83%	13,743	279,019,443.68	71.024%

Total	5.68%	39,190	$392,850,569.70	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.28%	21,282	$100,578,437.03	25.602%
- Two Year	5.51%	3,521	10,933,318.70	2.783%
- Technical	6.28%	639	2,305,025.20	0.587%
- Other	5.83%	13,748	279,033,788.77	71.028%

Total	5.68%	39,190	$392,850,569.70	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2017 - 04/30/2017, Distribution Date 05/25/2017

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$14,749,755.72

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$25,000.00	$14,724,755.72

B	Primary Servicing Fee	$58,958.25	$14,665,797.47

C	Class A Noteholders’ Interest Distribution Amount	$1,442,268.34	$13,223,529.13

D	Class A Noteholders’ Principal Distribution Amount	$-	$13,223,529.13

E	Reserve Account Reinstatement	$-	$13,223,529.13

F	Additional Principal Distribution Amount	$13,223,529.13	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2017 - 04/30/2017, Distribution Date 05/25/2017

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$309,651,535.69
Index	LIBOR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/27/2017
Accrual Period End	5/25/2017
Daycount Fraction	0.24166667
Interest Rate*	1.92733%
Accrued Interest Factor	0.004657714
Current Interest Due	$1,442,268.34
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$1,442,268.34
Interest Paid	$1,442,268.34
Interest Shortfall	$-
Principal Paid	$13,223,529.13
Ending Principal Balance	$296,428,006.56
Paydown Factor	0.015466116
Ending Balance Factor	0.346699423

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2017 - 04/30/2017, Distribution Date 05/25/2017

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$309,651,535.69
	Adjusted Pool Balance	$396,675,565.96
	Overcollateralization Amount	$27,767,289.62
	Principal Distribution Amount	$-
	Principal Distribution Amount Paid	$13,223,529.13
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	$-
	Ending Reserve Account Balance	$1,200,450.00
C	Capitalized Interest Account
	Beginning Period Balance	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2017 - 04/30/2017, Distribution Date 05/25/2017